Fair Value Measurements	12 Months Ended
Feb. 28, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
For a description of the fair value hierarchy, please see Note 3.
Recurring Fair Value Measurements
The carrying amounts of the Company’s cash and cash equivalents, accounts receivable, other receivables, accounts payable and accrued liabilities approximate fair value due to their short maturities.
In determining the fair value of investments held, the Company primarily relies on an independent third party valuator for the fair valuation of securities. Pricing inputs used by the independent third party valuator are generally received from two primary vendors. The pricing inputs are reviewed for completeness and accuracy, within a set tolerance level, on a daily basis by the independent third party valuator. The Company also reviews and understands the inputs used in the valuation process and assesses the pricing of the securities for reasonableness after conducting its own internal collection of quoted prices from brokers. Fair values for all investment categories provided by the independent third party valuator that are in excess of 0.5% from the fair values determined by the Company are communicated to the independent third party valuator for consideration of reasonableness. The independent third party valuator considers the information provided by the Company before determining whether a change in the original pricing is warranted.
The Company's investments (other than those classified as Level 3) largely consist of securities issued by major corporate and banking organizations, the provincial and federal governments of Canada and the United States Department of the Treasury, and are all investment grade.
For a description of how the fair value of currency forward contracts and currency option contracts and the fair value of the Debentures have been determined, please see the “Derivative financial instruments” and “Convertible debentures” accounting policies in Note 1.
The following table summarizes the changes in fair value of the Company’s Level 3 assets for the years ended March 1, 2014 and February 28, 2015:

Level 3
Balance at March 2, 2013	$41
Principal payments	(1)
Balance at March 1, 2014	40
Principal repayments	(2)
Change in fair value	2
Balance at February 28, 2015	$40

The Company recognizes transfers in and out of levels within the fair value hierarchy at the end of the reporting period in which the actual event or change in circumstance occurred. There were no significant transfers in or out of Level 3 assets during the years ended February 28, 2015 and March 1, 2014.
The Company’s Level 3 assets measured on a recurring basis include auction rate securities as well as corporate notes/bonds consisting of securities received in a payment-in-kind distribution from a former structured investment vehicle.
The auction rate securities are valued using a discounted cash flow method incorporating both observable and unobservable inputs. The unobservable inputs utilized in the valuation are the estimated weighted-average life of each security based on its contractual details and expected paydown schedule based upon the underlying collateral, the value of the underlying collateral which would be realized in the event of a waterfall event, an estimate of the likelihood of a waterfall event, and an estimate of the likelihood of a permanent auction suspension. Significant changes in these unobservable inputs would result in significantly different fair value measurements. Generally, a change in the assumption used for the probability of a waterfall event is accompanied by a directionally opposite change in the assumption used for the probability of a permanent auction suspension. A waterfall event occurs if the funded reserves of the securities become insufficient to make the interest payments, resulting in the disbursement of the securities’ underlying collateral to the security holders.
The corporate notes/bonds are valued using a discounted cash flow method incorporating both observable and unobservable inputs. The unobservable inputs utilized in the valuation are the anticipated future monthly principal and interest payments, an estimated rate of decrease of those payments, the value of the underlying collateral, the number of securities currently in technical default as grouped by the underlying collateral, an estimated average recovery rate of those securities, and assumptions surrounding additional defaults. Significant changes in these unobservable inputs would result in significantly different fair value measurements. Generally, a change in the assumption used for the anticipated monthly payments is accompanied by a directionally similar change in the average recovery rate and a directionally opposite change in the yearly decrease in payments and additional defaults assumptions.
The following table presents the significant unobservable inputs used in the fair value measurement of each of the above Level 3 assets, as well as the impact on the fair value measurement resulting from a significant increase or decrease in each input in isolation:

As at February 28, 2015	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)	Effect of Significant Increase/(Decrease) in Input on Fair Value
Auction rate securities	$37	Discounted cash flow	Weighted-average life	7 - 18 years (13 years)	(Decrease)/increase
			Collateral value (as a % of fair value)	99% - 144% (115%)	Increase/(decrease)
			Probability of waterfall event	10%	Increase/(decrease)
			Probability of permanent suspension of auction	5%	(Decrease)/increase
Corporate bonds/notes	$3	Discounted cash flow	Anticipated monthly principal and interest payments	$0.1 million	Increase/(decrease)
			Yearly decrease in payments	10%	(Decrease)/increase
			Collateral value (as a % of fair value)	138%	Increase/(decrease)
			Current securities in technical default, by collateral grouping	0 - 100% (13%)	(Decrease)/increase
			Average recovery rate of securities in technical default	30%	Increase/(decrease)
			Additional defaults assumption	0 - 44% (18%)	(Decrease)/increase